Offerings	Nov. 07, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.00125 par value per share ("Common Stock") reserved for future issuance pursuant to awards under the Registrant's 2025 Management Incentive Compensation Plan (the "2025 MIP")
Amount Registered | shares	8,117,851
Proposed Maximum Offering Price per Unit	18.84
Maximum Aggregate Offering Price	$ 152,940,312.84
Fee Rate	0.01381%
Amount of Registration Fee	$ 21,121.06
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement ("Registration Statement") shall also cover any additional shares of Common Stock that become issuable under the 2025 MIP and the 2025 LTIP by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that increases the number of the Registrant's outstanding shares of Common Stock. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act on the basis of $18.84 per share, which represents the average of the high and low prices of the Registrant's Common Stock as reported on the New York Stock Exchange on November 6, 2025. (3) Represents 8,117,851 shares of Common Stock issuable under the 2025 MIP as of the date of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock reserved for future issuance pursuant to awards under the Registrant's 2025 Long-Term Incentive Compensation Plan (the "2025 LTIP")
Amount Registered | shares	4,058,925
Proposed Maximum Offering Price per Unit	18.84
Maximum Aggregate Offering Price	$ 76,470,147.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,560.53
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement ("Registration Statement") shall also cover any additional shares of Common Stock that become issuable under the 2025 MIP and the 2025 LTIP by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that increases the number of the Registrant's outstanding shares of Common Stock. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act on the basis of $18.84 per share, which represents the average of the high and low prices of the Registrant's Common Stock as reported on the New York Stock Exchange on November 6, 2025. (4) Represents 4,058,925 shares of Common Stock issuable under the 2025 LTIP as of the date of this Registration Statement.